Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of options

	For the years ended December 31,
	2016	2017	2018
Risk-free interest rates	1.75%-2.66%	2.26% - 2.57%	2.97%-3.13%
Expected volatility	49.63%-50.39%	48.08% - 49.35%	46.23%-48.63%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.80	2.80	2.80
Post-vesting forfeit rate	0%	0%	0%
Fair value of underlying Ordinary Shares	$0.0308-$0.0577	$0.0858-$0.5359	$1.5146-$5.7400
Fair value of share option	$0.0273-$0.0531	$0.0808-$0.5302	$1.5091-$5.7335

Schedule of recognized share-based compensation expenses

	For the years ended
	December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Costs of revenues	276	796	3,488	507
Sales and marketing expenses	563	1,675	405,805	59,022
General and administrative expenses i) / ii)	1,477	108,141	6,296,186	915,742
Research and development	1,748	5,893	136,094	19,794
	4,064	116,505	6,841,573	995,065

i)For the years ended December 31, 2016, 2017 and 2018, the Company recorded nil,  RMB103,125 and nil, respectively, in share based compensation expenses in connection with the repurchase of Class B Ordinary Shares from the Founder.

ii)In April 2018, the Company issued 254,473,500 Class A Ordinary Shares to a company controlled by the  Founder at the par value of US$0.000005 per share pursuant to a shareholders’ resolution. The difference between the par value and estimated fair value of Ordinary Shares on the grant date was recorded as a one-time share based compensation expense of RMB5,953,717 (US$865,932) in general and administration expenses. No such transaction took place during the years ended December 31, 2016 and 2017.

RSU
Share-Based Compensation
Summary of Group's share-based compensation activities

		Weighted
		average
	Number	grant date
	of RSUs	fair value
		US$
Outstanding as of January 1, 2018	—	—
Granted	8,295,240	6.2519
Outstanding as of December 31, 2018	8,295,240	6.2519
Vested and expected to vest as of December 31, 2018	8,295,240	6.2519

Stock option
Share-Based Compensation
Summary of Group's share-based compensation activities

			Weighted		Weighted
		Weighted	average		average
		average	grant	Aggregate	remaining
	Number of	exercise	date fair	intrinsic	contractual
	share options	price	value	value	term
		US$	US$	US$	Years
Outstanding as of January 1, 2016	101,468,440	0.0065	0.0184	2,385	9.82
Granted	102,264,620	0.0065	0.0416
Outstanding as of December 31, 2016	203,733,060	0.0065	0.0301	10,390	9.25
Vested and expected to vest as of December 31, 2016	203,733,060	0.0065	0.0301	10,390	9.25
Granted	78,560,000	0.0065	0.1736
Forfeited	(9,850,200)	0.0065	0.0544
Outstanding as of December 31, 2017	272,442,860	0.0065	0.0706	144,258	8.57
Vested and expected to vest as of December 31, 2017	272,442,860	0.0065	0.0706	144,258	8.57
Granted	359,390,000	0.0065	3.6289
Forfeited	(2,240,000)	0.0065	2.5006
Outstanding as of December 31, 2018	629,592,860	0.0065	2.0931	3,527,924	8.64
Vested and expected to vest as of December 31, 2018	629,592,860	0.0065	2.0931	3,527,924	8.64